Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation, depletion and amortization	$ 343,087	$ 279,375	$ 212,382
Intangible assets, accumulated amortization	$ 4,851	$ 3,073	$ 2,193